FINANCIAL INVESTORS TRUST

Seafarer Overseas Value Fund

(the “Fund”)

SUPPLEMENT DATED JULY 2, 2025

TO THE STATUTORY PROSPECTUS DATED AUGUST 31, 2024

Effective immediately, the following change is made to the Fund’s Prospectus:

The “Operating expenses excluding reimbursement/waiver” for the Fund's Investor Class for the Year Ended April 30, 2024 in the Fund's Financial Highlights is hereby replaced with “1.28%(d)”, and the following footnote (d) is hereby added:

(d) Ratio of operating expenses excluding reimbursement/waiver was updated from the April 30, 2024 Annual Report to be accurately presented.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.